DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN (Details Narrative) - USD ($)			10 Months Ended	12 Months Ended
	Oct. 18, 2022	Oct. 18, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 20, 2021
Price per share					$ 12.00
Proceeds from private placement				$ 3,335,987
Cash underwriting fees		$ 2,922,480
Condition for future business combination use of proceeds percentage	80.00%
Condition for future business combination threshold percentage ownership	50.00%
Redemption limit percentage without prior written consent	15.00%
Percentage obligation to redeem public shares if entity does not complete business combination	100.00%
Maximum allowed dissolution expenses	$ 100,000
Minimum [Member]
Net tangible assets upon redemption of business combinations	5,000,001	5,000,001
Maximum [Member]
Net tangible assets upon redemption of business combinations	$ 5,000,001	$ 5,000,001
Sponsor [Member]
Price per share	$ 10.00	$ 10.00
Sponsor [Member] | Maximum [Member]
Price per share	$ 10.00	10.00
Common Stock [Member]
Stock issued during period shares new issues			1,725,000
IPO [Member]
Stock issued during period shares new issues	6,600,000
Price per share	$ 10.20	10.20
Transaction costs	$ 4,859,330
Cash underwriting fees	1,320,000
Non-cash underwriting fees	2,922,480
Other offering costs	$ 616,850
IPO [Member] | Sponsor [Member]
Price per share	$ 10.00	10.00
IPO [Member] | Common Stock [Member]
Proceeds from initial public offering, costs	$ 66,000,000
IPO [Member] | Underwriter [Member]
Stock issued during period shares new issues	297,000
Over-Allotment Option [Member] | Underwriter [Member]
Stock issued during period shares new issues	600,000
Price per share	$ 10.00	10.00		$ 10.00
Private Placement [Member]
Stock issued during period shares new issues	394,000			394,000
Proceeds from initial public offering, costs	$ 67,320,000
Price per share	$ 10.00	10.00
Private Placement [Member] | Sponsor [Member]
Stock issued during period shares new issues	394,000
Price per share	$ 10.00	10.00
Proceeds from private placement	$ 3,940,000
Public Shareholders [Member]
Price per share	$ 10.00	$ 10.00